Proposed Sungevity Business Combination (Details Textual)	1 Months Ended
Jun. 28, 2016 shares
Sungevity Stock [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,750,000
Sungevity Stock Sungevity Warrants Sungevity Options And Sungevity Convertible Notes [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	35,000,000
Sungevity Employees [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	700,000